Joint Ventures and Associates	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Joint Ventures and Associates
9 - JOINT VENTURES AND ASSOCIATES

Shell share of comprehensive income of joint ventures and associates							$ million
	2019			2018			2017
	Joint ventures	Associates	Total	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Income for the period	1,121	2,483	3,604	1,307	2,799	4,106	2,102	2,123	4,225
Other comprehensive (loss)/income for the period	(82)	8	(74)	172	11	183	164	6	170
Comprehensive income for the period	1,039	2,491	3,530	1,479	2,810	4,289	2,266	2,129	4,395

Carrying amount of interests in joint ventures and associates				$ million
	Dec 31, 2019			Dec 31, 2018
	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Net assets	13,426	9,382	22,808	14,263	11,066	25,329

Transactions with joint ventures and associates	$ million
	2019	2018	2017
Sales and charges to joint ventures and associates	7,748	8,270	13,121
Purchases and charges from joint ventures and associates	9,573	11,212	10,680

These transactions principally comprise sales and purchases of goods and services in the ordinary course of business. Related balances outstanding at December 31, 2019, and 2018, are presented in Notes 11 and 15.

Other arrangements in respect of joint ventures and associates	$ million
	Dec 31, 2019	Dec 31, 2018
Commitments to make purchases from joint ventures and associates [A]	2,177	1,823	[B]
Commitments to provide debt or equity funding to joint ventures and associates	897	638

[A] Commitments to make purchases from joint ventures and associates mainly relate to contracts associated with LNG processing fees and transportation capacity. Shell has other purchase obligations related to joint ventures and associates that are not fixed or determinable and are principally intended to be resold in a short period of time through sales agreements with third parties. These include long-term LNG and natural gas purchase commitments and commitments to purchase refined products or crude oil at market prices.
[B] As revised to include commitments of $569 million.